Share-Based Payment - Schedule of the Compensation Cost Related to all of the Company’s Equity-Based Awards (Details) - Share based compensation [Member] - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment - Schedule of the Compensation Cost Related to all of the Company’s Equity-Based Awards (Details) [Line Items]
Research and development	₪ 51	₪ 145	₪ 354
General and administrative	124	453	624
Total	₪ 175	₪ 598	₪ 978